Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 98,950,000.00
Previously Paid Amount	0.00
Total Fee Amount	13,664.99
Total Offset Amount	0.00
Net Fee	$ 13,664.99
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false